Subsequent Events (Details)				1 Months Ended		6 Months Ended
	Jan. 26, 2026 USD ($)	Nov. 18, 2025 USD ($) $ / shares shares	Oct. 15, 2025 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2026 USD ($)	Oct. 31, 2025 $ / shares	Apr. 09, 2026 JPY (¥)	Apr. 09, 2026 USD ($)
Subsequent Events [Line Items]
Aggregate purchase price			$ 5,000,001.76
Expiration date		Nov. 17, 2030
Exercise of warrants rate						4.99%
Beneficial ownership limitation provisions						9.99%
Unsecured Borrowing					$ 510,000
Repayments of borrowing					470,000
Borrowing, balance					320,000
Remaining balance of borrowings					$ 320,000
Reduction of ordinary shares								$ 60,000.00
Forecast [Member]
Subsequent Events [Line Items]
Paid to shareholders	$ 3,500,000
Remaining amount	11,500,000
Proceeds from warrants excerice	$ 7,500,000
Unsecured Borrowing | ¥				¥ 78,000,000
Repayments of borrowing | ¥				73,000,000
Borrowing, balance | ¥				50,000,000
Remaining balance of borrowings | ¥				¥ 50,000,000
Reduction of ordinary shares | ¥							¥ 10,000,000
Ordinary Warrants Issued to Alexander Capital L.P. [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 0.416
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate purchase price		$ 2,080,000
Purchase of warrant (in Shares) | shares		5,000,000
Exercise price (in Dollars per share) | $ / shares		$ 0.544
Exercise of warrants rate		4.99%
Beneficial ownership limitation provisions		9.99%
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrant (in Shares) | shares		5,000,000
Exercise price (in Dollars per share) | $ / shares		$ 0.0001
Subsequent Event [Member] | Ordinary Warrants Issued to Alexander Capital L.P. [Member]
Subsequent Events [Line Items]
Purchase of warrant (in Shares) | shares		200,000
Exercise price (in Dollars per share) | $ / shares		$ 0.416